Investments Accounted for Using the Equity Method - Summary of Financial Information of Significant Equity Accounted Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2016
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	$ 18,532	$ 11,894	$ 12,501
Investments accounted for using equity method	4,414	4,107	1,662
Depreciation and amortisation	6,201	5,540	5,295
Interest income	604	660	709
Interest expense	2,059	1,771	2,198
Income tax benefit / (expense)	(9,388)	(7,210)	(6,447)
Other finance income	31	57
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	454	419
Current financial liabilities (excluding trade and other payables and provisions)	0	0
Non current Liabilities	4,957	4,625
Investments accounted for using equity method				$ 0
Impairment				525
Depreciation and amortisation	205	165	165
Interest income	102	54	43
Interest expense	1,400	1,686	807
Income tax benefit / (expense)	(632)	(623)	999
Other finance income	0	0	$ 1,756
Samarco Mineracao S.A. [member] | Working Capital Funding [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Additional cumulative impairment losses				$ 516
Vicuna [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash and cash equivalents	103	53
Current financial liabilities (excluding trade and other payables and provisions)	7	1
Non current Liabilities	13	3
Depreciation and amortisation	10	1
Interest income	3	0
Interest expense	1	0
Income tax benefit / (expense)	0	0
Individually immaterial, associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Investments accounted for using equity method	$ 33	$ 90